Acquisitions (tables)	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Acquisitions Table
The following table presents the acquisitions completed by the Partnership during the years ended December 31, 2011, 2012 and 2013, and identifies the funding sources for such acquisitions:

thousands except unit and percent amounts	Acquisition Date	Percentage Acquired	Borrowings	Cash On Hand	Common Units Issued	GP Units Issued
Platte Valley (1)	02/28/2011	100%	$303,000	$602	—	—
Bison (2)	07/08/2011	100%	—	25,000	2,950,284	60,210
MGR (3)	01/13/2012	100%	299,000	159,587	632,783	12,914
Chipeta (4)	08/01/2012	24%	—	128,250	151,235	3,086
Non-Operated Marcellus Interest (5)	03/01/2013	33.75%	250,000	215,500	449,129	—
Anadarko-Operated Marcellus Interest (6)	03/08/2013	33.75%	133,500	—	—	—
Mont Belvieu JV (7)	06/05/2013	25%	—	78,129	—	—
OTTCO (8)	09/03/2013	100%	27,500	—	—	—

(1)
The Partnership acquired (i) a natural gas gathering system and related compression and other ancillary equipment and (ii) cryogenic gas processing facilities from a third party. These assets are located in the Denver-Julesburg Basin. The acquisition is referred to as the “Platte Valley acquisition.”

(2)
The Bison gas treating facility acquired from Anadarko is located in the Powder River Basin in northeastern Wyoming and includes (i) three amine treating units, (ii) compressor units, and (iii) generators. These assets are referred to collectively as the “Bison assets.” The Bison assets are the only treating and delivery point into the third-party-owned Bison pipeline. The Bison assets were placed in service in June 2010.

(3)
The assets acquired from Anadarko consisted of (i) the Red Desert complex, which is located in the greater Green River Basin in southwestern Wyoming, and includes the Patrick Draw processing plant, the Red Desert processing plant, gathering lines, and related facilities, (ii) a 22% interest in Rendezvous, which owns a gathering system serving the Jonah and Pinedale Anticline fields in southwestern Wyoming, and (iii) certain additional midstream assets and equipment. These assets are collectively referred to as the “MGR assets” and the acquisition as the “MGR acquisition.”

(4)
The Partnership acquired Anadarko’s additional Chipeta interest (as described in Note 1). The Partnership received distributions related to the additional interest beginning July 1, 2012. This transaction brought the Partnership’s total membership interest in Chipeta to 75%. The remaining 25% membership interest in Chipeta held by a third-party member is reflected as noncontrolling interests in the consolidated financial statements for all periods presented.

(5)
The Partnership acquired Anadarko’s 33.75% interest (non-operated) in the Liberty and Rome gas gathering systems, serving production from the Marcellus shale in north-central Pennsylvania. The interest acquired is referred to as the “Non-Operated Marcellus Interest” and the acquisition as the “Non-Operated Marcellus Interest acquisition.” In connection with the issuance of the common units, the Partnership’s general partner purchased 9,166 general partner units for consideration of $0.5 million in order to maintain its 2.0% general partner interest in the Partnership.

(6)
The Partnership acquired a 33.75% interest in each of the Larry’s Creek, Seely and Warrensville gas gathering systems, which are operated by Anadarko and serve production from the Marcellus shale in north-central Pennsylvania, from a third party. The interest acquired is referred to as the “Anadarko-Operated Marcellus Interest” and the acquisition as the “Anadarko-Operated Marcellus Interest acquisition.” See Anadarko-Operated Marcellus Interest acquisition below for further information, including the final allocation of the purchase price.

(7)
The Partnership acquired a 25% interest in Enterprise EF78 LLC, an entity formed to design, construct, and own two fractionation trains located in Mont Belvieu, Texas, from a third party. The interest acquired is accounted for under the equity method of accounting and is referred to as the “Mont Belvieu JV” and the acquisition as the “Mont Belvieu JV acquisition.” See Mont Belvieu JV acquisition below for further information.

(8)
The Partnership acquired Overland Trail Transmission, LLC (“OTTCO”), a Delaware limited liability company, from a third party. OTTCO owns and operates an intrastate pipeline that connects the Partnership’s Red Desert and Granger complexes in southwestern Wyoming.

Purchase Price Allocation Table
The following is the final allocation of the purchase price, including $1.1 million of post-closing purchase price adjustments, to the assets acquired and liabilities assumed in the Anadarko-Operated Marcellus Interest acquisition as of the acquisition date:

thousands
Property, plant and equipment	$134,819
Asset retirement obligations	(174)
Total purchase price	$134,645

Pro Forma Condensed Financial Information Table
The following table presents pro forma condensed financial information of the Partnership as if the Anadarko-Operated Marcellus Interest acquisition had occurred on January 1, 2012:

	Year Ended December 31,
thousands except per-unit amounts	2013	2012
Revenues	$1,031,017	$899,353
Net income	285,591	147,238
Net income attributable to Western Gas Partners, LP	274,775	132,348
Net income per common unit - basic and diluted	$1.82	$0.82

Impact to Historical Consolidated Statements of Income Table
The following table presents the impact of the TEFR Interests on revenue, equity income (loss), net and net income (loss) as presented in the Partnership’s historical consolidated statements of income:

	Year Ended December 31, 2013
thousands	Partnership Historical	TEFR Interests	Combined
Revenues	$1,029,763	$—	$1,029,763
Equity income (loss), net	23,732	(784)	22,948
Net income (loss)	$285,952	$(509)	$285,443

	Year Ended December 31, 2012
thousands	Partnership Historical	TEFR Interests	Combined
Revenues	$894,476	$—	$894,476
Equity income (loss), net	16,111	(69)	16,042
Net income (loss)	$149,311	$(44)	$149,267

	Year Ended December 31, 2011
thousands	Partnership Historical	TEFR Interests	Combined
Revenues	$858,144	$—	$858,144
Equity income (loss), net	11,261	—	11,261
Net income (loss)	$206,861	$—	$206,861